Related party transactions (Details) - EUR (€) € in Millions				1 Months Ended	3 Months Ended	12 Months Ended
	Mar. 22, 2023	Nov. 13, 2022	Mar. 22, 2022	Mar. 31, 2023	Mar. 31, 2023	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Related party transactions
Interest income						€ 134	€ 132	€ 150
Dividends						€ 2,900	3,015	2,796
Oak Holdings 1 GmbH
Related party transactions
Joint venture ownership interest	64.20%		64.20%	64.20%		64.20%
Proportion of ownership interest in joint venture	64.20%		64.20%	64.20%		64.20%
Vantage Towers A.G
Related party transactions
Ownership interest in subsidiary		85.80%
Vantage Towers A.G | Oak Holdings 1 GmbH
Related party transactions
Ownership interest in subsidiary	89.30%			89.30%
Associates
Related party transactions
Sales of goods and services					€ 20		20	14
Purchase of goods and services					8		10	5
Trade balances owed (by )				€ 7	7	€ 7	8
Trade balances owed (to)				1	1	1	6
Other balances owed by							80
Joint arrangements
Related party transactions
Sales of goods and services					220		221	203
Purchase of goods and services					263		298	109
Interest income					52		48	65
Interest expense					33		52	€ 56
Trade balances owed (by )				170	170	170	139
Trade balances owed (to)				329	329	329	34
Other balances owed by				980	980	980	1,080
Other balances owed to				€ 5,628	€ 5,628	€ 5,628	€ 1,561